DEFERRED REVENUE (Details) - USD ($)	Feb. 28, 2022	Nov. 30, 2021
Film distribution	$ 678,114	$ 179,196
Streaming subscriptions	6,367	4,798
Deferred Revenue	$ 684,481	$ 183,994